Convertible Debentures - Schedule of Embedded Derivative Liabilities (Details) - DevvStream Corp [Member] - Envviron SAS [Member] - Related Party [Member] - USD ($)	9 Months Ended	12 Months Ended
	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2024
Schedule of Embedded Derivative Liabilities [Line Items]
Balance	$ 72,500	$ 919,250
Balance		72,500	919,250
Derivative liability component		138,250	73,550
Change in fair value of derivative liabilities	1,500	(719,000)	$ 845,700
Transferred to equity	$ (74,000)	$ (266,000)